Distribution Date:	10/19/26	UBS Commercial Mortgage Trust 2019-C18
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278PAW0	2.097300%	29,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.25%
A-2	90278PAX8	2.994300%	69,160,000.00	57,636,510.96	43,647,956.81	143,817.50	0.00	0.00	43,791,774.31	13,988,554.15	23.36%	20.25%
A-SB	90278PAY6	2.987200%	35,630,000.00	21,724,892.95	704,193.16	54,080.50	0.00	0.00	758,273.66	21,020,699.79	23.36%	20.25%
A-3	90278PAZ3	2.781600%	156,589,000.00	156,589,000.00	0.00	362,973.30	0.00	0.00	362,973.30	156,589,000.00	23.36%	20.25%
A-4	90278PBA7	3.035200%	230,029,000.00	230,029,000.00	0.00	581,820.02	0.00	0.00	581,820.02	230,029,000.00	23.36%	20.25%
A-S	90278PBD1	3.378400%	72,498,000.00	72,498,000.00	0.00	204,106.04	0.00	0.00	204,106.04	72,498,000.00	23.36%	20.25%
B	90278PBE9	3.681100%	33,460,000.00	33,460,000.00	0.00	102,641.34	0.00	0.00	102,641.34	33,460,000.00	18.17%	15.75%
C	90278PBF6	3.916513%	30,672,000.00	30,672,000.00	0.00	100,106.07	0.00	0.00	100,106.07	30,672,000.00	13.41%	11.63%
D	90278PAG5	2.500000%	20,448,000.00	20,448,000.00	0.00	42,600.00	0.00	0.00	42,600.00	20,448,000.00	10.24%	8.88%
E	90278PAJ9	2.500000%	15,801,000.00	15,801,000.00	0.00	32,918.75	0.00	0.00	32,918.75	15,801,000.00	7.79%	6.75%
F	90278PAL4	2.806900%	14,872,000.00	14,872,000.00	0.00	34,786.85	0.00	0.00	34,786.85	14,872,000.00	5.48%	4.75%
G	90278PAN0	2.806900%	7,435,000.00	7,435,000.00	0.00	17,391.08	0.00	0.00	17,391.08	7,435,000.00	4.33%	3.75%
NR-RR	90278PAQ3	3.916513%	27,884,548.00	27,884,548.00	0.00	372,423.79	0.00	0.00	372,423.79	27,884,548.00	0.00%	0.00%
R	90278PAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	90278PAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,567,548.00	689,049,951.91	44,352,149.97	2,049,665.24	0.00	0.00	46,401,815.21	644,697,801.94

X-A	90278PBB5	0.973830%	520,497,000.00	465,979,403.91	0.00	378,153.94	86,116.16	0.00	464,270.10	421,627,253.94
X-B	90278PBC3	0.343182%	136,630,000.00	136,630,000.00	0.00	39,074.18	0.00	0.00	39,074.18	136,630,000.00
X-D	90278PAA8	1.416513%	36,249,000.00	36,249,000.00	0.00	42,789.31	0.00	0.00	42,789.31	36,249,000.00
X-F	90278PAC4	1.109613%	14,872,000.00	14,872,000.00	0.00	13,751.80	0.00	0.00	13,751.80	14,872,000.00
X-G	90278PAE0	1.109613%	7,435,000.00	7,435,000.00	0.00	6,874.98	0.00	0.00	6,874.98	7,435,000.00
Notional SubTotal			715,683,000.00	661,165,403.91	0.00	480,644.21	86,116.16	0.00	566,760.37	616,813,253.94

Deal Distribution Total					44,352,149.97	2,530,309.45	86,116.16	0.00	46,968,575.58

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278PAX8	833.37927935	631.11562767	2.07948959	0.00000000	0.00000000	0.00000000	0.00000000	633.19511726	202.26365168
A-SB	90278PAY6	609.73597951	19.76405164	1.51783609	0.00000000	0.00000000	0.00000000	0.00000000	21.28188774	589.97192787
A-3	90278PAZ3	1,000.00000000	0.00000000	2.31799999	0.00000000	0.00000000	0.00000000	0.00000000	2.31799999	1,000.00000000
A-4	90278PBA7	1,000.00000000	0.00000000	2.52933334	0.00000000	0.00000000	0.00000000	0.00000000	2.52933334	1,000.00000000
A-S	90278PBD1	1,000.00000000	0.00000000	2.81533339	0.00000000	0.00000000	0.00000000	0.00000000	2.81533339	1,000.00000000
B	90278PBE9	1,000.00000000	0.00000000	3.06758338	0.00000000	0.00000000	0.00000000	0.00000000	3.06758338	1,000.00000000
C	90278PBF6	1,000.00000000	0.00000000	3.26376076	0.00000000	0.00000000	0.00000000	0.00000000	3.26376076	1,000.00000000
D	90278PAG5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278PAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278PAL4	1,000.00000000	0.00000000	2.33908351	0.00000000	0.00000000	0.00000000	0.00000000	2.33908351	1,000.00000000
G	90278PAN0	1,000.00000000	0.00000000	2.33908272	0.00000000	0.00000000	0.00000000	0.00000000	2.33908272	1,000.00000000
NR-RR	90278PAQ3	1,000.00000000	0.00000000	13.35591992	(10.09215928)	29.34430854	0.00000000	0.00000000	13.35591992	1,000.00000000
R	90278PAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	90278PAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278PBB5	895.25857769	0.00000000	0.72652473	0.00000000	0.00000000	0.16544987	0.00000000	0.89197459	810.04742379
X-B	90278PBC3	1,000.00000000	0.00000000	0.28598536	0.00000000	0.00000000	0.00000000	0.00000000	0.28598536	1,000.00000000
X-D	90278PAA8	1,000.00000000	0.00000000	1.18042732	0.00000000	0.00000000	0.00000000	0.00000000	1.18042732	1,000.00000000
X-F	90278PAC4	1,000.00000000	0.00000000	0.92467725	0.00000000	0.00000000	0.00000000	0.00000000	0.92467725	1,000.00000000
X-G	90278PAE0	1,000.00000000	0.00000000	0.92467787	0.00000000	0.00000000	0.00000000	0.00000000	0.92467787	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/26 - 09/30/26	30	0.00	143,817.50	0.00	143,817.50	0.00	0.00	0.00	143,817.50	0.00
A-SB	09/01/26 - 09/30/26	30	0.00	54,080.50	0.00	54,080.50	0.00	0.00	0.00	54,080.50	0.00
A-3	09/01/26 - 09/30/26	30	0.00	362,973.30	0.00	362,973.30	0.00	0.00	0.00	362,973.30	0.00
A-4	09/01/26 - 09/30/26	30	0.00	581,820.02	0.00	581,820.02	0.00	0.00	0.00	581,820.02	0.00
X-A	09/01/26 - 09/30/26	30	0.00	378,153.94	0.00	378,153.94	0.00	0.00	0.00	378,153.94	0.00
X-B	09/01/26 - 09/30/26	30	0.00	39,074.18	0.00	39,074.18	0.00	0.00	0.00	39,074.18	0.00
X-D	09/01/26 - 09/30/26	30	0.00	42,789.31	0.00	42,789.31	0.00	0.00	0.00	42,789.31	0.00
X-F	09/01/26 - 09/30/26	30	0.00	13,751.80	0.00	13,751.80	0.00	0.00	0.00	13,751.80	0.00
X-G	09/01/26 - 09/30/26	30	0.00	6,874.98	0.00	6,874.98	0.00	0.00	0.00	6,874.98	0.00
A-S	09/01/26 - 09/30/26	30	0.00	204,106.04	0.00	204,106.04	0.00	0.00	0.00	204,106.04	0.00
B	09/01/26 - 09/30/26	30	0.00	102,641.34	0.00	102,641.34	0.00	0.00	0.00	102,641.34	0.00
C	09/01/26 - 09/30/26	30	0.00	100,106.07	0.00	100,106.07	0.00	0.00	0.00	100,106.07	0.00
D	09/01/26 - 09/30/26	30	0.00	42,600.00	0.00	42,600.00	0.00	0.00	0.00	42,600.00	0.00
E	09/01/26 - 09/30/26	30	0.00	32,918.75	0.00	32,918.75	0.00	0.00	0.00	32,918.75	0.00
F	09/01/26 - 09/30/26	30	0.00	34,786.85	0.00	34,786.85	0.00	0.00	0.00	34,786.85	0.00
G	09/01/26 - 09/30/26	30	0.00	17,391.08	0.00	17,391.08	0.00	0.00	0.00	17,391.08	0.00
NR-RR	09/01/26 - 09/30/26	30	1,096,090.70	91,008.49	0.00	91,008.49	(281,415.30)	0.00	0.00	372,423.79	818,252.78
Totals			1,096,090.70	2,248,894.15	0.00	2,248,894.15	(281,415.30)	0.00	0.00	2,530,309.45	818,252.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	46,968,575.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,259,013.23	Master Servicing Fee	3,067.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,119.04
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.10
ARD Interest	0.00	Operating Advisor Fee	1,159.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	195.23
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,259,013.23	Total Fees	10,119.09

Principal		Expenses/Reimbursements
Scheduled Principal	753,606.65	Reimbursement for Interest on Advances	(432.44)
Unscheduled Principal Collections		ASER Amount	(136,223.19)
Principal Prepayments	43,598,543.32	Special Servicing Fees (Monthly)	(144,759.67)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	44,352,149.97	Total Expenses/Reimbursements	(281,415.30)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	86,116.16	Interest Distribution	2,530,309.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	44,352,149.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	86,116.16
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	86,116.16	Total Payments to Certificateholders and Others	46,968,575.58
Total Funds Collected	46,697,279.36	Total Funds Distributed	46,697,279.37

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	689,049,952.68	689,049,952.68	Beginning Certificate Balance	689,049,951.91
(-) Scheduled Principal Collections	753,606.65	753,606.65	(-) Principal Distributions	44,352,149.97
(-) Unscheduled Principal Collections	43,598,543.32	43,598,543.32	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	644,697,802.71	644,697,802.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	690,473,520.03	690,473,520.03	Ending Certificate Balance	644,697,801.94
Ending Actual Collateral Balance	645,768,308.70	645,768,308.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP	Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP
5,000,000 or less	15	47,611,327.72	7.39%	38	4.2068	2.194746	1.55 or less	17	177,975,676.55	27.61%	34	4.2535	1.156353
5,000,001 to 10,000,000	16	126,649,504.99	19.64%	26	4.2063	1.963412	1.56 to 1.65	2	15,488,743.61	2.40%	(24)	4.9795	1.560000
10,000,001 to 15,000,000	14	176,345,036.99	27.35%	38	3.9733	2.417026	1.66 to 1.75	3	12,164,093.46	1.89%	38	4.0886	1.689062
15,000,001 to 20,000,000	6	113,494,764.17	17.60%	37	3.5454	2.724538	1.76 to 1.85	3	43,624,548.55	6.77%	37	3.6362	1.791313
20,000,001 to 25,000,000	3	72,669,349.76	11.27%	38	3.8504	2.466846	1.86 to 1.95	4	27,540,512.45	4.27%	38	4.4139	1.947105
25,000,001 to 30,000,000	1	30,000,000.00	4.65%	29	3.9140	2.596900	1.96 to 2.05	4	45,609,485.93	7.07%	38	4.0051	2.002833
30,000,001 or greater	1	35,000,000.00	5.43%	37	3.9620	1.292100	2.06 to 2.25	1	23,819,349.76	3.69%	38	4.1150	2.223000
Totals	61	644,697,802.71	100.00%	35	3.9587	2.295603	2.26 to 2.45	3	23,254,805.98	3.61%	37	3.9848	2.362223
							2.46 to 2.65	5	61,125,263.18	9.48%	33	3.9476	2.562428
							2.66 to 2.85	4	37,874,630.12	5.87%	38	3.6097	2.798604
							2.86 or greater	10	133,292,874.04	20.68%	38	3.4251	4.102759
							Totals	61	644,697,802.71	100.00%	35	3.9587	2.295603
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP	North Dakota	1	276,480.23	0.04%	38	4.8500	0.842600
Arizona	4	25,422,888.20	3.94%	36	3.8441	1.579794	Ohio	2	9,893,136.56	1.53%	37	3.4564	3.601411
Arkansas	1	4,988,285.99	0.77%	38	3.4970	2.524100	Oklahoma	6	14,650,875.57	2.27%	38	4.4215	3.148780
California	7	67,002,349.78	10.39%	37	3.6164	2.655956	Oregon	2	3,346,996.91	0.52%	38	4.2911	2.308992
Colorado	2	8,958,006.76	1.39%	38	4.0363	2.353155	Pennsylvania	7	27,887,091.15	4.33%	38	4.0048	1.653084
Florida	2	9,140,835.85	1.42%	38	4.6609	1.216614	South Dakota	1	397,567.58	0.06%	38	4.8500	0.842600
Georgia	4	38,575,148.36	5.98%	38	3.6418	3.304547	Tennessee	7	33,652,582.59	5.22%	38	4.0197	2.524955
Illinois	3	26,860,578.16	4.17%	38	3.8772	3.065743	Texas	7	30,897,651.18	4.79%	38	4.1164	1.900619
Indiana	6	23,492,754.07	3.64%	37	3.3462	3.964947	Utah	2	4,434,023.55	0.69%	37	4.0345	3.492022
Iowa	3	2,760,093.29	0.43%	37	3.4314	4.252518	Virginia	2	4,428,871.48	0.69%	37	2.9539	5.400072
Kansas	5	2,392,184.32	0.37%	38	4.8500	0.842600	Wisconsin	1	9,231,138.81	1.43%	38	4.1150	2.223000
Kentucky	2	6,150,094.12	0.95%	38	3.7402	3.409402	Wyoming	6	5,301,609.59	0.82%	38	4.8500	0.842600
Louisiana	1	530,155.65	0.08%	38	4.8500	0.842600	Totals	124	644,697,802.71	100.00%	35	3.9587	2.295603
Maryland	3	6,116,337.20	0.95%	37	3.8061	3.341792
									Property Type³
Massachusetts	1	2,902,872.36	0.45%	36	4.3400	0.827100
Minnesota	1	108,091.63	0.02%	38	4.8500	0.842600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	2,976,288.06	0.46%	38	4.8300	3.675200		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	7	53,897,826.00	8.36%	37	3.9920	1.877093	Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP
Montana	2	1,081,835.21	0.17%	38	4.8500	0.842600	Industrial	14	58,382,443.58	9.06%	37	3.3639	4.226924
Nebraska	4	3,004,469.82	0.47%	38	4.8500	0.842600	Lodging	55	109,684,319.10	17.01%	38	4.2842	2.004409
Nevada	2	25,461,891.04	3.95%	(22)	4.9756	1.209508	Mixed Use	2	46,000,143.82	7.14%	38	3.8359	1.375098
New Jersey	1	1,072,447.91	0.17%	38	4.2000	1.424200	Mobile Home Park	2	13,616,209.12	2.11%	38	3.6786	3.558694
New Mexico	3	2,799,301.95	0.43%	38	4.8500	0.842600	Multi-Family	18	142,246,338.27	22.06%	37	4.0906	1.943126
New York	8	126,886,245.62	19.68%	35	3.8720	1.751255	Office	15	142,327,414.37	22.08%	25	3.9861	2.209974
North Carolina	2	14,790,977.56	2.29%	38	3.9621	1.946372	Other	1	28,000,000.00	4.34%	38	3.6607	1.559000
							Retail	12	61,513,115.80	9.54%	38	3.6971	2.544458
							Totals	124	644,697,802.71	100.00%	35	3.9587	2.295603

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP	Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP
	3.5000% or less	8	110,688,285.99	17.17%	38	3.1314	3.609427	12 months or less	20	171,934,319.79	26.67%	37	4.0680	1.908378
	3.5001% to 3.7000%	5	72,928,567.77	11.31%	37	3.6389	2.488954	13 months to 24 months	3	24,714,574.21	3.83%	38	4.1812	2.489232
	3.7001% to 3.9000%	5	69,413,347.51	10.77%	38	3.8101	2.665475	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.9001% to 4.1000%	10	139,514,826.33	21.64%	36	3.9617	1.945246	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.1001% to 4.3000%	10	72,486,843.97	11.24%	38	4.1718	2.122492	49 months or greater	33	405,121,089.63	62.84%	33	3.8734	2.471779
	4.3001% to 4.5000%	4	38,126,904.23	5.91%	37	4.3806	1.884065	Totals	61	644,697,802.71	100.00%	35	3.9587	2.295603
	4.5001% to 4.7000%	4	30,500,143.86	4.73%	36	4.5591	0.982503
	4.7001% or greater	10	68,111,063.97	10.56%	15	4.9085	1.437441
	Totals	61	644,697,802.71	100.00%	35	3.9587	2.295603
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP	Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP
	110 months or less	56	601,769,983.63	93.34%	35	3.9417	2.311524	Interest Only	56	601,769,983.63	93.34%	35	3.9417	2.311524
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	644,697,802.71	100.00%	35	3.9587	2.295603	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	61	644,697,802.71	100.00%	35	3.9587	2.295603
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	42,927,819.08	6.66%	38	4.1975	NAP			No outstanding loans in this group
Underwriter's Information		9	60,186,113.58	9.34%	22	4.1212	2.435252
	12 months or less	39	464,831,146.20	72.10%	37	3.8364	2.501323
	13 months to 24 months	6	58,356,743.07	9.05%	28	4.4032	1.089056
	25 months or greater	2	18,395,980.78	2.85%	36	4.5511	0.988858
	Totals	61	644,697,802.71	100.00%	35	3.9587	2.295603
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	323000001	OF	San Francisco	CA	Actual/360	3.303%	96,337.50	35,000,000.00	0.00	N/A	11/06/24	--	35,000,000.00	0.00	10/06/26
2	310951439	MF	St Louis	MO	Actual/360	3.962%	115,558.33	0.00	0.00	N/A	11/11/29	--	35,000,000.00	35,000,000.00	10/11/26
3	323000003	LO	Various	Various	Actual/360	4.850%	75,457.45	76,836.63	0.00	N/A	12/06/29	--	18,669,885.63	18,593,049.00	06/06/26
3A	323000103				Actual/360	4.850%	30,182.98	30,734.65	0.00	N/A	12/06/29	--	7,467,954.26	7,437,219.61	06/06/26
4	323000004	IN	Various	Various	Actual/360	4.115%	81,833.15	44,508.83	0.00	N/A	12/06/29	--	23,863,858.59	23,819,349.76	10/06/26
4A	323000104				Actual/360	4.115%	15,676.85	8,526.60	0.00	N/A	12/06/29	--	4,571,620.06	4,563,093.46	10/06/26
5	323000005	OF	New York	NY	Actual/360	3.914%	97,850.00	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	10/11/26
6	453012235	IN	Various	Various	Actual/360	2.653%	44,221.00	0.00	0.00	N/A	11/07/29	--	20,000,000.00	20,000,000.00	10/07/26
6A	453012236				Actual/360	2.653%	22,110.50	0.00	0.00	N/A	11/07/29	--	10,000,000.00	10,000,000.00	10/07/26
7	323000007	MU	New York	NY	Actual/360	3.470%	57,833.33	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	10/06/26
7A	323000107				Actual/360	3.470%	28,916.67	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	10/06/26
8	323000008	98	New York	NY	Actual/360	3.661%	76,265.00	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	10/06/26
8A	323000108				Actual/360	3.661%	9,151.80	0.00	0.00	N/A	12/06/29	--	3,000,000.00	3,000,000.00	10/06/26
9	323000009	OF	Las Vegas	NV	Actual/360	4.979%	38,320.12	15,236.70	0.00	N/A	10/06/24	10/06/25	9,234,727.03	9,219,490.33	09/06/26
9A	323000109				Actual/360	4.979%	38,320.12	15,236.70	0.00	N/A	10/06/24	10/06/25	9,234,727.03	9,219,490.33	09/06/26
9B	323000209				Actual/360	4.979%	26,057.68	10,360.96	0.00	N/A	10/06/24	10/06/25	6,279,614.24	6,269,253.28	09/06/26
10	323000010	LO	Atlanta	GA	Actual/360	3.785%	75,226.88	0.00	0.00	N/A	12/01/29	--	23,850,000.00	23,850,000.00	10/01/26
11	310952591	OF	Phoenix	AZ	Actual/360	3.660%	60,309.49	45,035.92	0.00	N/A	10/11/29	--	19,773,603.69	19,728,567.77	08/11/26
12	310953493	OF	Los Angeles	CA	Actual/360	3.005%	50,075.00	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	10/09/26
13	323000013	LO	Various	Various	Actual/360	4.340%	52,850.43	43,888.16	0.00	N/A	10/05/29	--	14,613,021.21	14,569,133.05	10/05/26
14	323000014	RT	Various	Various	Actual/360	3.786%	47,962.93	29,050.25	0.00	N/A	11/06/29	--	15,202,197.65	15,173,147.40	10/06/26
15	323000015	MU	Petaluma	CA	Actual/360	4.522%	23,786.92	9,232.65	0.00	N/A	11/06/29	--	6,312,319.61	6,303,086.96	09/06/26
15A	323000115				Actual/360	4.522%	18,297.63	7,102.04	0.00	N/A	11/06/29	--	4,855,630.49	4,848,528.45	09/06/26
15B	323000215				Actual/360	4.522%	18,297.63	7,102.04	0.00	N/A	11/06/29	--	4,855,630.49	4,848,528.45	09/06/26
16	307331195	LO	Cary	NC	Actual/360	3.940%	42,102.36	27,807.14	0.00	N/A	12/06/29	--	12,823,053.82	12,795,246.68	10/06/26
17	307331194	MF	Muskogee	OK	Actual/360	4.410%	52,507.58	21,191.13	0.00	N/A	12/06/29	--	14,287,777.11	14,266,585.98	10/06/26
18	323000018	MF	Jackson Heights	NY	Actual/360	4.600%	55,583.33	0.00	0.00	N/A	09/05/29	--	14,500,000.00	14,500,000.00	08/05/23
19	310952116	LO	Johnson City	TN	Actual/360	3.874%	40,631.69	27,544.39	0.00	N/A	12/11/29	--	12,585,965.39	12,558,421.00	10/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	303161353	MF	Normal	IL	Actual/360	3.620%	42,836.67	0.00	0.00	N/A	12/01/29	--	14,200,000.00	14,200,000.00	10/01/26
21	28202321	RT	Parma	OH	Actual/360	4.180%	42,889.00	25,410.08	0.00	N/A	12/06/29	09/06/29	12,312,630.89	12,287,220.81	10/06/26
22	323000022	MF	Kansas City	MO	Actual/360	4.200%	42,857.81	25,604.59	0.00	N/A	12/06/29	--	12,245,089.97	12,219,485.38	10/06/26
23	323000023	RT	Reading	PA	Actual/360	3.963%	36,824.57	34,420.79	0.00	N/A	12/06/29	--	11,150,512.64	11,116,091.85	10/06/26
24	323000024	OF	Various	TX	Actual/360	4.278%	43,774.37	22,340.73	0.00	N/A	12/01/29	--	12,278,925.98	12,256,585.25	10/01/26
25	323000025	RT	Aliso Viejo	CA	Actual/360	3.295%	35,695.83	0.00	0.00	N/A	12/01/29	--	13,000,000.00	13,000,000.00	10/01/26
26	323000026	RT	Douglasville	GA	Actual/360	3.350%	35,454.17	0.00	0.00	N/A	12/01/29	--	12,700,000.00	12,700,000.00	10/01/26
27	28002309	MF	Memphis	TN	Actual/360	4.042%	36,843.60	20,737.18	0.00	N/A	11/06/29	--	10,938,228.99	10,917,491.81	10/06/26
28	323000028	LO	Tampa	FL	Actual/360	4.644%	42,452.81	18,865.18	0.00	N/A	12/06/29	09/06/29	10,969,718.44	10,950,853.26	10/06/26
29	323000029	MF	Philadelphia	PA	Actual/360	3.980%	34,055.99	22,143.04	0.00	N/A	12/01/29	--	10,268,139.03	10,245,995.99	12/01/24
30	303161354	MH	Dana Point	CA	Actual/360	3.570%	32,725.00	0.00	0.00	N/A	12/01/29	--	11,000,000.00	11,000,000.00	10/01/26
31	307331183	OF	Jeffersonville	IN	Actual/360	3.850%	32,083.33	0.00	0.00	11/06/29	11/06/34	--	10,000,000.00	10,000,000.00	10/06/26
32	323000032	MF	Bronx	NY	Actual/360	3.990%	32,585.00	0.00	0.00	N/A	12/01/29	--	9,800,000.00	9,800,000.00	10/01/26
33	303161352	LO	Lincoln	CA	Actual/360	4.630%	33,226.49	8,611,616.32	0.00	N/A	12/01/29	--	8,611,616.32	0.00	10/01/26
34	323000034	OF	Boulder	CO	Actual/360	4.031%	29,896.58	0.00	0.00	N/A	12/06/29	--	8,900,000.00	8,900,000.00	10/06/26
36	303161356	LO	Early	TX	Actual/360	4.140%	23,955.91	21,034.29	0.00	N/A	12/01/29	--	6,943,741.88	6,922,707.59	10/01/26
37	323000037	MF	Yonkers	NY	Actual/360	3.780%	24,710.86	12,939.52	0.00	N/A	12/06/29	--	7,844,718.63	7,831,779.11	07/06/26
38	307331185	LO	St Augustine	FL	Actual/360	5.100%	25,955.05	20,796.34	0.00	N/A	12/06/29	--	6,107,069.70	6,086,273.36	10/06/26
39	323000039	RT	Melbourne	FL	Actual/360	3.829%	20,749.94	14,320.79	0.00	N/A	12/06/29	09/06/29	6,502,983.85	6,488,663.06	10/06/26
40	323000040	IN	Pittsburgh	PA	Actual/360	3.730%	23,312.50	0.00	0.00	N/A	12/06/29	08/06/29	7,500,000.00	7,500,000.00	10/06/26
41	323000041	MF	Santa Rosa	CA	Actual/360	3.930%	22,073.50	0.00	0.00	N/A	12/01/29	--	6,740,000.00	6,740,000.00	10/01/26
42	28002320	MF	New York	NY	Actual/360	4.714%	25,632.38	0.00	0.00	N/A	11/06/29	--	6,525,000.00	6,525,000.00	09/06/26
43	323000043	MF	Tampa	FL	Actual/360	4.412%	21,003.60	11,591.95	0.00	N/A	09/06/29	--	5,712,673.90	5,701,081.95	10/06/26
44	323000044	OF	Blue Bell	PA	Actual/360	4.421%	19,917.20	10,955.93	0.00	N/A	12/06/29	--	5,406,160.35	5,395,204.42	10/06/26
45	323000045	OF	Springdale	AR	Actual/360	3.497%	14,564.82	9,652.11	0.00	N/A	12/06/29	--	4,997,938.10	4,988,285.99	10/06/26
46	323000046	OF	Linthicum Heights	MD	Actual/360	4.200%	15,273.94	9,176.92	0.00	N/A	11/06/29	--	4,363,982.90	4,354,805.98	10/06/26
47	323000047	LO	Florence	KY	Actual/360	4.369%	14,226.67	11,549.22	0.00	N/A	12/06/29	--	3,907,530.00	3,895,980.78	10/06/26
48	410952359	RT	Salt Lake City	UT	Actual/360	3.946%	13,153.33	0.00	0.00	N/A	11/11/29	--	4,000,000.00	4,000,000.00	10/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	323000049	LO	New Albany	MS	Actual/360	4.830%	12,013.33	8,389.53	0.00	N/A	12/01/29	--	2,984,677.59	2,976,288.06	10/01/26
50	307331186	RT	Brownsburg	IN	Actual/360	4.270%	9,507.73	5,532.17	0.00	N/A	12/06/29	--	2,671,960.81	2,666,428.64	10/06/26
51	410952200	MH	Boring	OR	Actual/360	4.135%	9,029.05	4,072.18	0.00	N/A	12/11/29	--	2,620,281.30	2,616,209.12	10/11/26
52	410952179	OF	Greensboro	NC	Actual/360	4.104%	6,857.89	9,499.05	0.00	N/A	11/11/29	--	2,005,229.93	1,995,730.88	10/11/26
53	307331190	RT	Tuckahoe	NJ	Actual/360	4.200%	3,760.94	2,107.27	0.00	N/A	12/06/29	--	1,074,555.18	1,072,447.91	10/06/26
54	28002334	RT	Rolla	MO	Actual/360	4.760%	3,665.20	0.00	0.00	12/06/29	07/06/34	--	924,000.00	924,000.00	10/06/26
55	28002335	RT	Dexter	MO	Actual/360	5.190%	3,723.82	0.00	0.00	12/06/29	04/06/34	--	861,000.00	861,000.00	10/06/26
Totals							2,259,013.23	44,352,149.97	0.00				689,049,952.68	644,697,802.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,168,714.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,418,359.57	1,336,575.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,907,177.00	01/01/25	06/30/25	09/11/26	0.00	2,275.31	152,064.13	607,536.83	0.00	0.00
3A	0.00	0.00	--	--	09/11/26	0.00	910.24	60,825.65	243,003.35	0.00	0.00
4	3,976,068.00	2,114,776.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	56,889,293.91	13,600,248.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	36,861,932.89	18,956,479.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,197,476.61	965,757.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,319,000.00	2,659,500.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,111,183.00	1,870,864.00	01/01/25	06/30/25	08/11/26	872,776.45	0.00	53,537.58	53,537.58	200,725.03	0.00
9A	0.00	0.00	--	--	08/11/26	874,195.43	0.00	53,537.58	53,537.58	0.00	0.00
9B	0.00	0.00	--	--	08/11/26	594,452.88	0.00	36,405.56	36,405.56	0.00	0.00
10	0.00	1,852,811.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,449,510.85	0.00	--	--	--	0.00	0.00	105,101.87	210,606.96	0.00	0.00
12	123,137,714.10	68,403,256.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,323,298.56	1,325,158.47	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	964,885.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,715,393.28	746,724.31	01/01/26	06/30/26	--	0.00	0.00	33,006.42	33,006.42	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	25,389.55	25,389.55	0.00	0.00
15B	0.00	0.00	--	--	--	0.00	0.00	25,389.55	25,389.55	0.00	0.00
16	1,935,764.82	1,910,834.07	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,578,286.11	3,011,569.28	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	459,131.00	01/01/20	09/30/20	05/11/26	4,104,607.69	145,926.30	39,678.96	1,996,572.38	1,505,964.79	0.00
19	2,906,979.27	2,788,472.90	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	2,074,182.46	1,111,690.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,969,890.59	1,087,070.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,427,605.61	909,581.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,529,449.58	389,007.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,578,365.16	772,208.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,301,952.24	650,976.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,249,021.37	477,795.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	608,031.46	343,348.23	01/01/25	06/30/25	03/11/26	0.00	0.00	56,072.56	1,235,891.34	53,393.85	0.00
30	1,453,620.14	748,930.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,644,082.26	1,333,559.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	588,630.97	437,935.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	958,123.07	1,050,283.35	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	853,647.53	431,462.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,085,616.08	1,167,380.24	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	518,481.00	381,267.53	01/01/25	09/30/25	--	0.00	0.00	37,423.01	112,499.37	0.00	0.00
38	628,358.03	553,103.85	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	300,712.21	227,397.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	635,081.26	0.00	--	--	--	0.00	0.00	25,618.79	25,618.79	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	493,949.08	146,085.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	709,708.26	371,186.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	4,109,285.00	2,197,840.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	641,117.00	641,489.82	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	459,139.23	318,581.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	0.00	250,179.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	237,219.60	177,916.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	411,472.94	214,981.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	412,693.88	140,934.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	101,419.26	25,354.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	86,109.81	43,055.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	80,801.00	40,400.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	289,136,741.05	145,515,225.02				6,446,032.45	149,111.85	704,051.21	4,658,995.26	1,760,083.67	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	323000001	35,000,000.00	Disposition	0.00	0.00
33	303161352	8,598,543.32	Payoff w/ penalty	86,116.16	0.00
Totals		43,598,543.32		86,116.16	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	1	19,728,567.77	1	7,831,779.11	4	50,776,264.60	0	0.00	2	26,030,268.61	0	0.00	0	0.00	2	43,598,543.32	3.958694%	3.908569%	35
09/17/26	2	27,618,322.32	0	0.00	4	50,905,978.92	0	0.00	2	26,137,839.89	0	0.00	0	0.00	0	0.00	3.934136%	3.876365%	33
08/17/26	1	19,816,494.12	0	0.00	4	51,030,532.18	0	0.00	2	26,241,457.07	0	0.00	0	0.00	0	0.00	3.934509%	3.876723%	34
07/17/26	0	0.00	0	0.00	4	51,154,582.99	0	0.00	2	26,344,643.30	0	0.00	0	0.00	0	0.00	3.934880%	3.877078%	35
06/17/26	1	19,903,888.34	0	0.00	4	51,282,820.44	0	0.00	2	26,450,949.09	0	0.00	0	0.00	0	0.00	3.935270%	3.877452%	36
05/15/26	1	19,946,369.44	0	0.00	4	51,414,189.77	0	0.00	2	26,561,600.02	0	0.00	0	0.00	0	0.00	3.935647%	3.877811%	37
04/17/26	0	0.00	0	0.00	4	51,541,412.90	0	0.00	2	26,667,032.48	0	0.00	0	0.00	0	0.00	3.936033%	3.878181%	38
03/17/26	1	5,468,420.90	0	0.00	4	51,663,402.37	0	0.00	2	26,768,448.74	0	0.00	0	0.00	0	0.00	3.936394%	3.878528%	39
02/18/26	0	0.00	2	26,880,262.13	2	24,918,900.38	0	0.00	2	26,880,262.13	0	0.00	0	0.00	0	0.00	3.936818%	3.878935%	40
01/16/26	2	26,980,791.56	0	0.00	2	24,939,321.54	0	0.00	2	26,980,791.56	0	0.00	0	0.00	0	0.00	3.937175%	3.879277%	41
12/17/25	0	0.00	0	0.00	2	24,959,672.95	0	0.00	2	27,080,902.88	0	0.00	0	0.00	0	0.00	3.937530%	3.879617%	42
11/18/25	0	0.00	0	0.00	2	24,981,109.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.937904%	3.879975%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	323000003	06/06/26	3	3	152,064.13	607,536.83	0.00	18,893,535.07	04/30/24	7	06/26/24		11/12/25
3A	323000103	06/06/26	3	3	60,825.65	243,003.35	0.00	7,557,414.03	04/30/24	7	06/26/24		11/12/25
9	323000009	09/06/26	0	5	53,537.58	53,537.58	206,475.93	9,234,727.03	10/15/24	7
9A	323000109	09/06/26	0	5	53,537.58	53,537.58	0.00	9,234,727.03	10/15/24	7
9B	323000209	09/06/26	0	5	36,405.56	36,405.56	0.00	6,279,614.24	10/15/24	7
11	310952591	08/11/26	1	1	105,101.87	210,606.96	0.00	19,816,494.12
15	323000015	09/06/26	0	B	33,006.42	33,006.42	0.00	6,312,319.61
15A	323000115	09/06/26	0	B	25,389.55	25,389.55	0.00	4,855,630.49
15B	323000215	09/06/26	0	B	25,389.55	25,389.55	0.00	4,855,630.49
18	323000018	08/05/23	37	6	39,678.96	1,996,572.38	2,133,468.63	14,500,000.00	03/17/21	2
29	323000029	12/01/24	21	6	56,072.56	1,235,891.34	468,053.78	10,706,570.68	11/06/24	13
37	323000037	07/06/26	2	2	37,423.01	112,499.37	0.00	7,868,832.47	10/06/26	0
42	28002320	09/06/26	0	B	25,618.79	25,618.79	0.00	6,525,000.00
Totals					704,051.21	4,658,995.26	2,807,998.34	126,640,495.26
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		24,708,234	0	24,708,234		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		121,725,520	87,496,952	34,228,568		0
37 - 48 Months		486,479,049	442,371,005	18,077,775		26,030,269
49 - 60 Months		0	0	0		0
> 60 Months		11,785,000	11,785,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	644,697,803	566,361,191	19,728,568	7,831,779	24,745,996	26,030,269
Sep-26	689,049,953	550,776,583	52,367,391	0	59,768,139	26,137,840
Aug-26	689,761,027	583,914,001	19,816,494	0	59,789,075	26,241,457
Jul-26	690,469,481	604,314,898	0	0	59,809,940	26,344,643
Jun-26	691,215,335	560,164,856	19,903,888	0	84,695,642	26,450,949
May-26	691,926,764	560,665,673	19,946,369	0	84,753,122	26,561,600
Apr-26	692,667,416	581,185,432	0	0	84,814,952	26,667,032
Mar-26	693,365,154	576,256,325	5,468,421	0	84,871,959	26,768,449
Feb-26	694,181,414	582,358,628	0	0	84,942,523	26,880,262
Jan-26	694,873,571	582,893,756	26,980,792	0	84,999,024	0
Dec-25	695,563,178	610,507,878	0	0	85,055,300	0
Nov-25	696,290,859	636,309,750	0	0	59,981,110	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	323000001	0.00	-	228,000,000.00	03/18/26	7,182,736.00	1.05340	12/31/24	11/06/24	I/O
3	323000003	18,593,049.00	18,893,535.07	139,210,000.00	08/01/26	4,466,085.00	0.84260	06/30/25	12/06/29	I/O
3A	323000103	7,437,219.61	7,557,414.03	139,210,000.00	08/01/26	23,369,629.25	1.94000	--	12/06/29	I/O
9	323000009	9,219,490.33	9,234,727.03	42,100,000.00	06/12/26	1,835,841.50	1.22070	06/30/25	10/06/24	I/O
9A	323000109	9,219,490.33	9,234,727.03	42,100,000.00	06/12/26	4,766,341.80	1.56000	--	10/06/24	I/O
9B	323000209	6,269,253.28	6,279,614.24	42,100,000.00	06/12/26	4,766,341.80	1.56000	--	10/06/24	I/O
18	323000018	14,500,000.00	14,500,000.00	16,300,000.00	03/31/26	439,256.00	0.76030	09/30/20	09/05/29	I/O
29	323000029	10,245,995.99	10,706,570.68	12,700,000.00	02/19/26	337,098.23	0.99970	06/30/25	12/01/29	I/O
37	323000037	7,831,779.11	7,868,832.47	12,700,000.00	09/18/19	372,080.03	1.09800	09/30/25	12/06/29	I/O
Totals		83,316,277.65	84,275,420.55	674,420,000.00		47,535,409.61

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	323000001	OF	CA	11/19/24	8
	Note Sale / DIL transaction closed 9/24/2026 after a wide-spread and successful marketing campaign, which resulted in a sale price materially exceeding that of the 2025 appraisal.

3	323000003	LO	Various	04/30/24	7

The Borrower filed for Chapter 11 bankruptcy protection on June 26, 2024. The Borrower and Lender thereafter agreed to a court-approved plan providing for the sale of all collateral, and the Lender was the successful bidder at the 363 Sale conducted on September 25, 2025. Title to each Property in the Portfolio transferred on November 12, 2025, and the assets are now REO. Further updates regarding the litigation wind-down will be provided as they become available. The

Special Servicer continues to evaluate sale strategies while negotiating extensions of the railroad contracts, and has completed a number of deferred maintenance items and cured brand standard deficiencies. Trailing-twelve-month portfolio

	averages through August 2026 reflect 58.1% occupancy, an ADR of $79.46, and RevPAR of $46.19 across the 40-property portfolio.

3A	323000103	Various	Various	04/30/24	7
	Please refer to comments on loan 323000003

9	323000009	OF	NV	10/15/24	7
	Receiver has selected a brokerage firm to engage to both lease and sell the Property. Expect the listing agreement to be signed before the end of September 2026.

9A	323000109	Various	Various	10/15/24	7
	Please refer to comments on loan 323000009

9B	323000209	Various	Various	10/15/24	7
	Please refer to comments on loan 323000009

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	323000018	MF	NY	03/17/21	2
Next hearing date is set for 10/1. Per receiver, collection rate is around 70% - 75% as of 9/2026.

29	323000029	MF	PA	11/06/24	13

Receiver reported that the Property is 65% occupied as of June 2026. Borrower's counsel's motion to withdraw for nonpayment is now set for argument on 10/1. Separately, rent collection remains stalled pending a required rental license, which the city will not issue until Borrower provides fuller financial records; Receiver's counsel is sending a deficiency letter to Borrower's counsel and will also raise the unpaid sanction with the Court ahead of the 10/1 hearing. Borrower's counsel has proposed a consent judgment.

37	323000037	MF	NY	10/06/26	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	323000009	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
9A	323000109	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
9B	323000209	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
13	323000013	0.00	4.34000%	0.00	4.34000%	10	07/21/20	07/01/20	08/11/20
13	323000013	0.00	4.34000%	0.00	4.34000%	10	08/11/20	07/01/20	07/21/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	07/30/20	06/06/20	09/11/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	09/11/20	06/06/20	07/30/20
33	303161352	9,000,000.00	4.63000%	9,000,000.00	4.63000%	10	05/01/20	06/01/20	06/11/20
33	303161352	0.00	4.63000%	0.00	4.63000%	10	06/11/20	06/01/20	05/01/20
Totals		9,000,000.00		9,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	323000001 10/19/26	35,000,000.00	228,000,000.00	36,794,285.70	1,794,285.70	36,794,285.70	35,000,000.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		35,000,000.00	228,000,000.00	36,794,285.70	1,794,285.70	36,794,285.70	35,000,000.00	0.00	0.00	0.00	0.00
Cumulative Totals		35,000,000.00	228,000,000.00	36,794,285.70	1,794,285.70	36,794,285.70	35,000,000.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	323000001	10/19/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(162,361.11)	0.00	0.00	(151,948.97)	0.00	0.00	(600.67)	0.00	0.00	0.00
3	0.00	0.00	5,445.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,156.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.04	0.00	0.00	0.00
9B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.83	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	15,725.78	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	151.36	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(144,759.67)	0.00	0.00	(136,223.19)	0.00	0.00	(432.44)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(281,415.30)

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Supplemental Notes
Additional Notice
Disclosable Special Servicer Fees, Loan Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30